Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBPESP - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 8,231,710,299	$ 7,440,783,179
EBP, Employer Contribution, Receivable	7,363,292	14,115,165
EBP, Participant Contribution, Receivable	0	8,543,436
EBP, Other Receivable	47,884	1,890
EBP, Note Receivable from Participant	53,369,010	49,672,366
EBP, Receivable	60,780,186	72,332,857
EBP, Net Asset Available for Benefit	$ 8,292,490,485	$ 7,513,116,036